Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current income tax	$ 1,428,438	$ 1,357,135	$ 1,119,640
Deferred income tax (benefit) expense	(966,395)	46,745	33,323
Income tax expenses	$ 462,043	$ 1,403,880	$ 1,152,963